Share-based payments - Key Assumptions Used in Valuation (Details)	12 Months Ended
Dec. 31, 2022 € / shares
Performance share units | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value	€ 8.68
Grant date share price	€ 9.71
Expected volatility based on the historical and implied volatility of a group of comparable companies	35.00%
Dividend yield	0.90%
Risk-free rate	1.96%
Performance share units | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value	€ 9.69
Grant date share price	€ 10.47
Expected volatility based on the historical and implied volatility of a group of comparable companies	37.50%
Dividend yield	0.98%
Risk-free rate	4.13%
Retention restricted share units | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value	€ 8.62
Grant date share price	€ 9.71
Expected volatility based on the historical and implied volatility of a group of comparable companies	35.00%
Dividend yield	0.90%
Risk-free rate	2.07%
Retention restricted share units | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value	€ 9.56
Grant date share price	€ 10.47
Expected volatility based on the historical and implied volatility of a group of comparable companies	37.50%
Dividend yield	0.98%
Risk-free rate	4.05%